Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Plant bbl Mcf	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Percentage of voting power in subsidiaries	50.00%
Volume of natural gas as numerator of energy equivalent conversion rate | Mcf	6,000
Volume of crude oil as denominator of energy equivalent conversion rate | bbl	1
Interests in resource properties, carrying amount	$ 201,802
Carrying amount	$ 28,871	$ 49,065	$ 51,883
Number of power plants | Plant	1
Combined revenue	$ 63,689	71,291	59,432
Loss before taxes	(23,956)	17,547	11,179
Income tax recovery (expense)	(549)	10,176	10,967
Net loss	(23,407)	7,371	$ 212
Deferred income tax assets	$ 9,677	$ 9,619